Financial risk management objectives and policies - Liquidity Risk Narrative (Details) - Short-term borrowings - CAD ($) $ in Millions	Apr. 14, 2020	Mar. 29, 2026
Disclosure of credit risk exposure [line items]
Line of credit facility, maximum borrowing capacity	$ 10.0
Line of credit facility, maximum term	12 months
Line of credit, annual percentage	1.00%
Line of credit, outstanding amount		$ 9.7
Mainland China Facilities
Disclosure of credit risk exposure [line items]
Line of credit, outstanding amount		15.8
Europe facilities
Disclosure of credit risk exposure [line items]
Line of credit, outstanding amount		$ 3.9